CONSOLIDATED BALANCE SHEETS (USD $)	Feb. 28, 2013	Feb. 29, 2012
Current assets
Cash and cash equivalents	$ 185,080,673	$ 188,579,767
Term deposits	24,110,716	10,328,116
Restricted cash	2,270,269
Available-for-sale securities	399,955	361,803
Inventory	410,167	223,611
Deferred tax assets-current	2,260,446	1,729,758
Prepaid expenses and other current assets	11,906,317	9,011,975
Total current assets	226,438,543	210,235,030
Property and equipment, net	76,115,088	76,726,219
Deferred tax assets-non-current	538,464	490,222
Rental deposit	5,179,073	4,545,605
Intangible assets, net	1,724,444	183,523
Goodwill	555,194	548,825
Long-term prepayments		1,923,481
Long-term investments	5,491,073
Total assets	316,041,879	294,652,905
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of 1,993,297 and 1,739,337 as of February 29, 2012 and February 28, 2013, respectively)	2,009,473	2,863,596
Deferred revenue (including deferred revenue of the consolidated VIEs without recourse to TAL Education Group of 50,395,945 and 67,743,448 as of February 29, 2012 and February 28, 2013, respectively)	102,513,876	85,594,032
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of 9,546,915 and 11,269,507 as of February 29, 2012 and February 28, 2013, respectively)	17,196,001	15,284,190
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of 2,206,266 and 2,165,785 as of February 29, 2012 and February 28, 2013, respectively)	2,778,305	637,302
Total current liabilities	124,497,655	104,379,120
Deferred tax liabilities-non-current (including deferred tax liabilities-non-current of the consolidated VIEs without recourse to TAL Education Group of 45,881 and 36,845 as of February 29, 2012 and February 28, 2013, respectively)	98,945	156,494
Total liabilities	124,596,600	104,535,614
Commitments and contingencies (Note16)
TAL Education Group Shareholders' Equity
Additional paid-in capital	86,016,387	119,769,989
Statutory reserve	12,291,341	10,502,713
Retained earnings	86,430,705	54,779,267
Accumulated other comprehensive income	6,550,726	4,910,364
Total TAL Education Group's Equity	191,445,279	190,117,291
Total liabilities and equity	316,041,879	294,652,905
Class A Common shares
TAL Education Group Shareholders' Equity
Common shares	68,314	45,277
Total TAL Education Group's Equity	68,314	45,277
Class B Common shares
TAL Education Group Shareholders' Equity
Common shares	87,806	109,681
Total TAL Education Group's Equity	$ 87,806	$ 109,681